ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other
December 31,	2012	2011
(millions of Canadian dollars)
Unbilled revenues	2,289	2,210
Trade receivables	677	802
Taxes receivable	123	157
Regulatory assets	-	42
Short-term portion of derivative assets (Note 22)	383	486
Prepaid expenses and deposits	132	54
Current deferred income taxes (Note 23)	167	135
Dividends receivable	26	30
Other	266	171
Allowance for doubtful accounts	(49)	(58)
	4,014	4,029